Fees Summary	May 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,639,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,159.75
Total Offset Amount	0.00
Net Fee	2,159.75
Narrative - Max Aggregate Offering Price	$ 15,639,000.00
Final Prospectus	true